Investments in Affiliated Companies (Schedule of Investments in Affiliates, Schedule of Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2012 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2011 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2010 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2013 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2012 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2011 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2010 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2013 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2012 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2011 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2010 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2013 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2012 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2011 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2010 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2013 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2012 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2011 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2010 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2013 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2012 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2011 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2010 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2013 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2013 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2012 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2013 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2012 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2013 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2012 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2013 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2012 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2013 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2012 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2013 Guangzhou Aozi Software Technology Co.,Ltd("Guangzhou Aozi") [Member] CNY	Dec. 31, 2012 Guangzhou Aozi Software Technology Co.,Ltd("Guangzhou Aozi") [Member] CNY	Dec. 31, 2013 Shanghai Miaoyou Network Technology Co.,Ltd("Shanghai Miaoyou") [Member] CNY	Dec. 31, 2012 Shanghai Miaoyou Network Technology Co.,Ltd("Shanghai Miaoyou") [Member] CNY	Dec. 31, 2013 Game Tales Co., Ltd("Games Tales") [Member] CNY	Dec. 31, 2012 Game Tales Co., Ltd("Games Tales") [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2013 Others [Member] Maximum [Member]	Dec. 31, 2013 Others [Member] Minimum [Member]	Dec. 31, 2010 Investment in affiliated companies under the cost method [Member] CNY	Dec. 31, 2013 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2013 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Aug. 31, 2013 Shanda Online Entertainment Limited ("Shanda Online") [Member]	Dec. 31, 2012 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2013 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2012 Giant Dream Co., Ltd.("Giant") [Member] CNY
Investments in and Advances to Affiliates [Line Items]
Investments in affiliated companies	$ 33,312	201,663	184,052	37,882	31,452	8,235	8,722	9,820	0	4,069	4,237	4,578	5,229	15,003	5,912	4,186	0	606	1,550	3,077	3,023	1,126	1,181	2,050	0	1,673	1,916	1,941	0	188	0	6,663	8,842	7,437	8,759	16,611	5,783	1,435	1,675	975	1,277	2,764	0	500	0	272	0	383	312	8	38			0	600	600	600	124,513		124,513	8,610	8,773
Percentage ownership						25.00%				20.00%				12.00%				11.00%				25.00%				20.00%				23.00%		40.00%		40.00%		17.00%		30.00%		30.00%		33.00%		18.00%		25.00%						40.00%	20.00%		6.00%			6.00%	6.24%		8.00%